Equity - Schedule of amounts attributable to non controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Income statement
Sales	$ 27,891	$ 28,270	[1]	$ 29,751	[1]
Net sales	20,269	20,555	[1]	20,516	[1]
Profit for the year	4,166	4,479	[1],[2]	4,410	[1],[3]
Other comprehensive income/(loss)	(485)	(482)	[2]	268	[2]
Total comprehensive income/(loss) for the year	3,681	3,997	[2]	4,678	[2]
Attributable to non-controlling interests	277	(66)	[2]	46	[2]
Balance sheet
Non-current assets	30,348	29,261	[4]	28,533	[4]
Current assets	15,126	15,622	[4]	15,650	[4]
Non-current liabilities	(23,536)	(23,581)	[4]	(22,457)	[4]
Current liabilities	(9,868)	(9,593)	[4]	(10,215)	[4]
Net assets	12,070	11,709	[4]	11,511	[4]
Attributable to non-controlling interests	2,038	1,853	[4]	2,076	[4]
Cash flow
Net cash inflow from operating activities	4,105	3,636	[3]	5,213	[3]
Net cash outflow from investing activities	(1,595)	(1,426)	[3]	(1,792)	[3]
Net cash outflow from financing activities	(3,106)	(3,041)	[3]	(4,373)	[3]
Net decrease in net cash and cash equivalents	(596)	(831)	[3]	(952)	[3]
Exchange differences	(33)	(76)	[3]	(38)	[3]
USL
Income statement
Sales	3,183
Net sales	1,338
Profit for the year	173
Other comprehensive income/(loss)	(21)
Total comprehensive income/(loss) for the year	152
Attributable to non-controlling interests	65
Balance sheet
Non-current assets	1,336
Current assets	1,172
Non-current liabilities	(197)
Current liabilities	(518)
Net assets	1,793
Attributable to non-controlling interests	767
Cash flow
Net cash inflow from operating activities	90
Net cash outflow from investing activities	(39)
Net cash outflow from financing activities	(32)
Net decrease in net cash and cash equivalents	19
Exchange differences	(2)
Dividends payable to non-controlling interests	(15)
Others
Income statement
Sales	3,041
Net sales	2,380
Profit for the year	604
Other comprehensive income/(loss)	5
Total comprehensive income/(loss) for the year	609
Attributable to non-controlling interests	212
Balance sheet
Non-current assets	4,405
Current assets	1,373
Non-current liabilities	(1,577)
Current liabilities	(1,220)
Net assets	2,981
Attributable to non-controlling interests	1,271
Cash flow
Net cash inflow from operating activities	603
Net cash outflow from investing activities	(172)
Net cash outflow from financing activities	(424)
Net decrease in net cash and cash equivalents	7
Exchange differences	(31)
Dividends payable to non-controlling interests	(106)
Entities value for subsidiaries
Income statement
Sales	6,224	6,409		7,710
Net sales	3,718	3,767		4,063
Profit for the year	777	80		329
Other comprehensive income/(loss)	(16)	(172)		(227)
Total comprehensive income/(loss) for the year	761	(92)		102
Attributable to non-controlling interests	277	(66)		46
Balance sheet
Non-current assets	5,741	5,354		6,071
Current assets	2,545	2,316		2,422
Non-current liabilities	(1,774)	(1,656)		(1,814)
Current liabilities	(1,738)	(1,788)		(1,991)
Net assets	4,774	4,226		4,688
Attributable to non-controlling interests	2,038	1,853		2,076
Cash flow
Net cash inflow from operating activities	693	604		916
Net cash outflow from investing activities	(211)	(236)		(385)
Net cash outflow from financing activities	(456)	(170)		(428)
Net decrease in net cash and cash equivalents	26	198		103
Exchange differences	(33)	(111)		(23)
Dividends payable to non-controlling interests	$ (121)	$ (117)		$ (95)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[4]	(1) See pages 238-240 for an explanation under Accounting information and policies.